Interim Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2026 [1]	Dec. 31, 2025
Non-Current Assets
Property, plant and equipment	€ 52,211	€ 56,775
Right-of-use assets	23,818	28,539
Intangible assets	40,595	39,778
Goodwill	10,887	10,796
Non-current financial assets	1,483	1,567
Tax credit receivables	3,522	4,639
Total Non-Current Assets	132,516	142,094
Current Assets
Inventories	38,770	47,523
Trade and other financial receivables	28,822	28,435
Other receivables	6,097	3,621
Other current financial assets	5,116	5,133
Other current assets and deferred charges	3,159	2,071
Advance payments	7,892	6,194
Cash and cash equivalents	19,948	4,446	[2]
Total Current Assets	109,804	97,423
Total Assets	242,320	239,517
Equity
Share capital	82,519	66,260
Share premium	8,619	7,443
Capital reduction reserves	542,972	542,972
Accumulated deficit	(722,485)	(674,858)
Other equity components	28,445	29,825
Foreign currency translation reserve	368	(3,335)
Total Equity attributable to owners of the Company	(59,562)	(31,693)
Non-controlling interest	(79)	232
Total equity	(59,641)	(31,461)
Non-Current Liabilities
Loans and borrowings	140,146	54,764
Lease liabilities	23,855	28,817
Provisions	1,359	2,608
Government grants	4,544	5,646
Deferred tax liabilities	2,309	2,675
Long term deferred income	15,882	4,319
Total Non-Current Liabilities	188,095	98,829
Current Liabilities
Loans and borrowings	51,105	109,902
Derivative warrants liabilities	7,305	70
Lease liabilities	3,386	4,287
Trade and other financial payables	39,893	46,299
Other payables	7,401	6,930
Provisions	2,320	1,964
Government grants	365	453
Contract liabilities	2,091	2,244
Total Current Liabilities	113,866	172,149
Total Liabilities	301,961	270,978
Total Equity and Liabilities	€ 242,320	€ 239,517

[1]	Unaudited
[2]	Unaudited